SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS AND SUMMARY PROSPECTUSES
                              DATED MAY 3, 2021
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE SEPARATE ACCOUNT
                    Polaris Select Investor Variable Annuity


         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
                  Polaris Select Investor Variable Annuity


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Effective on or about August 9, 2021, the SA Franklin Tactical Opportunities
Portfolio (the "Fund") changed its subadvisor from QS Investors, LLC to Franklin Advisers, Inc.

Additional information regarding the Fund, including the Fund Prospectus, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.



Dated:  August 9, 2021





                Please keep this Supplement with your Prospectus.